Additional Information Required by the Argentine Central Bank - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fondo de Riesgo Garantizar SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 3,283,027	$ 3,501,731
Don Mario SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	800,000	1,557,050
Movil SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	1,100,000	311,410
Potenciar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	1,198,353	0
Bind Garantías S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 50,000	$ 0